Fair Value Measurements: (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 451,850	$ 541,216
Marketable securities fair value total	451,850	541,216
Convertible notes and interest notes fair value level two	53,121,880	77,164,724
Convertible notes and interest notes fair value total	$ 53,121,880	$ 77,164,724